PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Health Care - Actuarial Assumptions (Details) - Post-employment health care benefit cost	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	6.75%	8.00%	8.75%
Health care costs trend rate assumed for next year	7.00%	7.00%	7.00%
Ultimate health care costs trend rate	7.00%	7.00%	7.00%